                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     HIGH ROCK ASSET MANAGEMENT LLC
Address:  28 STATE STREET, 18TH FLOOR
          BOSTON, MA. 02109

13 File Number: 28-05143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DAVID L. DIAMOND
Title:     PRESIDENT
Phone:     617-747-5800
Signature, Place and Date of Signing:

/s/ DAVID L. DIAMOND      Boston, MA      February 10, 2005
----------------------   ------------    -------------------

High Rock Asset Management LLC is the parent company and sole member of High Rock Capital LLC. In accordance with 17 CFR 240.13f-1 (b), High Rock Asset Management LLC is deemed to exercise "investment discretion" with respect to all accounts with which High Rock Capital LLC exercises "investment discretion".

Report Type (Check only one.):
[ ]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name

     28-05139                 High Rock Capital LLC
     ------------------       -----------------------------
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $8,924
                                          (thousands)

List of Other Included Managers:           None


                                                                                                   OTHER
                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT   MANAGERS  VOTING  AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP     x($1000)  PRN AMT  PRN  CALL  DISCRETN             SOLE    SHARED    NONE
BEA SYS INC                    CALL            073325902    107      12100    SH  CALL    SOLE               12100      0        0
BOSTON SCIENTIFIC CORP         COM             101137107    356      10000    SH          SOLE               10000      0        0
CLEAR CHANNEL COMMUNICATIONS   COM             184502102    486      14500    SH          SOLE               14500      0        0
COCA COLA CO                   COM             191216100    775      18600    SH          SOLE               18600      0        0
COCA COLA CO                   CALL            191216900    233       5600    SH  CALL    SOLE                5600      0        0
COMPUWARE CORP                 COM             205638109    194      30300    SH          SOLE               30300      0        0
DOMINOS PIZZA INC              COM             25754A201    466      26200    SH          SOLE               26200      0        0
ELKCORP                        COM             287456107    352      10300    SH          SOLE               10300      0        0
ENTERCOM COMMUNICATIONS CORP   CL A            293639100    456      12700    SH          SOLE               12700      0        0
FOUNDRY NETWORKS INC           COM             35063R100    171      13000    SH          SOLE               13000      0        0
HEARST-ARGYLE TELEVISION INC   COM             422317107    557      21100    SH          SOLE               21100      0        0
KFORCE INC                     COM             493732101    179      16100    SH          SOLE               16100      0        0
LAIDLAW INTL INC               COM             50730R102    276      12900    SH          SOLE               12900      0        0
LCC INTERNATIONAL INC          CL A            501810105    134      22900    SH          SOLE               22900      0        0
LSI INDS INC                   COM             50216C108    251      21900    SH          SOLE               21900      0        0
MRO SOFTWARE INC               COM             55347W105    220      16900    SH          SOLE               16900      0        0
NEWALLIANCE BANCSHARES INC     COM             650203102    234      15300    SH          SOLE               15300      0        0
O CHARLEYS INC                 COM             670823103    221      11300    SH          SOLE               11300      0        0
OSI SYSTEMS INC                COM             671044105    207       9100    SH          SOLE                9100      0        0
PAYLESS SHOESOURCE INC         COM             704379106    319      25900    SH          SOLE               25900      0        0
PFIZER INC                     COM             717081103    210       7800    SH          SOLE                7800      0        0
PIXELWORKS INC                 COM             72581M107    115      10100    SH          SOLE               10100      0        0
PSS WORLD MED INC              COM             69366A100    319      25500    SH          SOLE               25500      0        0
RADIOSHACK CORP                CALL            750438903    240       7300    SH  CALL    SOLE                7300      0        0
SANMINA SCI CORP               COM             800907107    152      17900    SH          SOLE               17900      0        0
SEEBEYOND TECHNOLOGIES CORP    COM             815704101     97      27000    SH          SOLE               27000      0        0
SIEBEL SYS INC                 COM             826170102    187      17800    SH          SOLE               17800      0        0
TRAMMELL CROW CO               COM             89288R106    295      16300    SH          SOLE               16300      0        0
UNITED MICROELECTRONICS CORP   SPONSORED ADR   910873207    140      39700    SH          SOLE               39700      0        0
WABASH NATL CORP               COM             929566107    253       9400    SH          SOLE                9400      0        0
WELLMAN INC                    COM             949702104    195      18200    SH          SOLE               18200      0        0
WERNER ENTERPRISES INC         COM             950755108    306      13500    SH          SOLE               13500      0        0
W-H ENERGY SVCS INC            COM             92925E108    221       9900    SH          SOLE                9900      0        0